Shareholders’ Equity (Details) - Schedule of Share-Based Compensation Expenses - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Share-Based Compensation Expenses [Abstract]
Cost of revenues	$ 4,543
Selling expenses	16,396
General and administrative expenses	1,323,099
Research and development expenses	4,543
Total	$ 1,348,581